Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investment Grade Bond Portfolio
September 30, 2023
VIPIGB-NPRT3-1123
1.808780.119
Nonconvertible Bonds - 30.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	8,483,000	6,230,664
3.8% 12/1/57	8,657,000	5,484,433
4.3% 2/15/30	1,940,000	1,766,567
4.75% 5/15/46	10,884,000	8,597,753
Verizon Communications, Inc.:
2.1% 3/22/28	3,395,000	2,916,102
2.55% 3/21/31	3,143,000	2,502,567
3% 3/22/27	735,000	674,362
5.012% 4/15/49	164,000	142,969
		28,315,417
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	13,068,000	11,853,470
4.7% 3/23/50	4,126,000	3,494,716
		15,348,186
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,435,000	1,220,523
4.908% 7/23/25	2,191,000	2,140,941
5.25% 4/1/53	1,435,000	1,072,667
5.375% 5/1/47	10,316,000	7,861,034
5.5% 4/1/63	1,435,000	1,061,537
6.484% 10/23/45	1,557,000	1,359,484
Discovery Communications LLC:
3.625% 5/15/30	1,973,000	1,670,024
4.65% 5/15/50	5,336,000	3,769,524
Fox Corp.:
4.03% 1/25/24	720,000	714,894
4.709% 1/25/29	1,042,000	985,813
5.476% 1/25/39	1,027,000	887,564
5.576% 1/25/49	682,000	571,281
Magallanes, Inc.:
3.638% 3/15/25	1,270,000	1,224,902
3.755% 3/15/27	2,484,000	2,293,272
4.054% 3/15/29	861,000	767,118
4.279% 3/15/32	3,451,000	2,929,273
5.05% 3/15/42	1,789,000	1,383,592
5.141% 3/15/52	2,782,000	2,067,139
Time Warner Cable LLC:
4.5% 9/15/42	525,000	363,730
5.5% 9/1/41	965,000	754,855
5.875% 11/15/40	852,000	705,926
6.55% 5/1/37	11,472,000	10,405,212
7.3% 7/1/38	2,146,000	2,067,285
		48,277,590
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
3.2% 3/15/27	2,687,000	2,457,681
3.8% 3/15/32	2,344,000	1,947,926
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	3,463,000	3,235,895
3.875% 4/15/30	5,007,000	4,436,057
		12,077,559
TOTAL COMMUNICATION SERVICES		104,018,752
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	956,000	895,351
3.6% 7/1/30	1,138,000	1,015,954
		1,911,305
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	2,495,000	2,407,438
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	434,000	391,034
AutoZone, Inc.:
3.625% 4/15/25	649,000	627,543
4% 4/15/30	3,015,000	2,716,296
Lowe's Companies, Inc.:
3.35% 4/1/27	384,000	357,503
3.75% 4/1/32	1,183,000	1,024,360
4.45% 4/1/62	4,962,000	3,622,939
4.5% 4/15/30	2,166,000	2,021,113
O'Reilly Automotive, Inc. 4.2% 4/1/30	668,000	609,296
		11,370,084
TOTAL CONSUMER DISCRETIONARY		15,688,827
CONSUMER STAPLES - 1.7%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	5,260,000	4,820,981
4.9% 2/1/46	6,535,000	5,695,540
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	2,100,000	1,868,384
Molson Coors Beverage Co.:
3% 7/15/26	4,258,000	3,957,208
5% 5/1/42	7,433,000	6,411,292
The Coca-Cola Co.:
3.375% 3/25/27	3,224,000	3,053,391
3.45% 3/25/30	1,970,000	1,783,130
		27,589,926
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	408,000	344,811
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	5,004,000	4,420,133
3% 5/15/32	4,479,000	3,378,876
3.625% 1/15/32	1,723,000	1,371,871
5.125% 2/1/28	1,885,000	1,793,771
5.5% 1/15/30	717,000	669,346
5.75% 4/1/33	3,880,000	3,548,506
		15,527,314
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	3,140,000	2,272,950
4.5% 5/2/43	2,104,000	1,563,950
4.8% 2/14/29	575,000	546,875
5.375% 1/31/44	1,907,000	1,709,364
5.95% 2/14/49	753,000	676,232
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	8,792,000	8,468,887
6.125% 7/27/27 (b)	1,890,000	1,884,781
Reynolds American, Inc.:
4.45% 6/12/25	824,000	800,879
5.7% 8/15/35	689,000	616,445
6.15% 9/15/43	2,271,000	2,005,700
7.25% 6/15/37	1,681,000	1,699,077
		22,245,140
TOTAL CONSUMER STAPLES		65,362,380
ENERGY - 3.6%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	34,000	32,874
4.85% 11/15/35	1,223,000	1,099,840
		1,132,714
Oil, Gas & Consumable Fuels - 3.6%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	3,850,000	3,800,207
5.85% 2/1/35	1,417,000	1,329,585
Columbia Pipeline Group, Inc. 4.5% 6/1/25	758,000	737,392
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	547,000	539,958
6.036% 11/15/33 (b)	1,473,000	1,437,802
6.497% 8/15/43 (b)	440,000	428,600
6.544% 11/15/53 (b)	793,000	775,258
6.714% 8/15/63 (b)	475,000	463,759
DCP Midstream Operating LP:
5.6% 4/1/44	697,000	615,075
6.45% 11/3/36 (b)	1,406,000	1,382,450
Enbridge, Inc.:
4% 10/1/23	1,597,000	1,597,000
4.25% 12/1/26	1,006,000	959,753
Energy Transfer LP:
3.75% 5/15/30	1,314,000	1,144,617
3.9% 5/15/24 (c)	751,000	740,980
4.5% 4/15/24	717,000	710,853
4.95% 6/15/28	2,298,000	2,199,228
5% 5/15/50	3,733,000	2,928,342
5.25% 4/15/29	1,165,000	1,117,042
5.4% 10/1/47	766,000	631,757
5.8% 6/15/38	1,282,000	1,170,181
6% 6/15/48	834,000	740,205
6.25% 4/15/49	800,000	734,017
Enterprise Products Operating LP 3.7% 2/15/26	2,725,000	2,610,794
Hess Corp.:
4.3% 4/1/27	2,776,000	2,636,860
5.6% 2/15/41	7,441,000	6,718,997
7.125% 3/15/33	569,000	600,846
7.3% 8/15/31	762,000	807,137
7.875% 10/1/29	2,490,000	2,699,931
Kinder Morgan Energy Partners LP 6.55% 9/15/40	261,000	249,975
Kinder Morgan, Inc. 5.55% 6/1/45	1,383,000	1,188,492
MPLX LP:
4.8% 2/15/29	640,000	607,208
4.875% 12/1/24	1,553,000	1,530,987
4.95% 9/1/32	3,480,000	3,169,276
5.5% 2/15/49	1,917,000	1,622,492
Occidental Petroleum Corp.:
5.55% 3/15/26	3,587,000	3,539,723
6.2% 3/15/40	965,000	919,843
6.45% 9/15/36	2,612,000	2,564,814
6.6% 3/15/46	3,240,000	3,183,559
7.5% 5/1/31	4,360,000	4,627,020
Petroleos Mexicanos:
4.5% 1/23/26	3,020,000	2,686,381
5.95% 1/28/31	2,067,000	1,471,704
6.35% 2/12/48	7,493,000	4,277,679
6.49% 1/23/27	2,174,000	1,918,555
6.5% 3/13/27	2,742,000	2,404,501
6.5% 1/23/29	3,157,000	2,554,297
6.7% 2/16/32	2,866,000	2,122,273
6.75% 9/21/47	6,872,000	4,024,415
6.84% 1/23/30	10,482,000	8,166,788
6.95% 1/28/60	4,473,000	2,635,156
7.69% 1/23/50	9,202,000	5,881,366
Phillips 66 Co. 3.85% 4/9/25	349,000	339,446
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	751,000	645,580
3.6% 11/1/24	789,000	767,597
Sabine Pass Liquefaction LLC 4.5% 5/15/30	4,528,000	4,152,451
The Williams Companies, Inc.:
3.5% 11/15/30	4,829,000	4,163,698
3.9% 1/15/25	690,000	671,459
4.3% 3/4/24	3,094,000	3,070,568
4.5% 11/15/23	994,000	991,517
4.55% 6/24/24	7,571,000	7,488,981
4.65% 8/15/32	3,633,000	3,304,826
5.3% 8/15/52	824,000	700,322
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	577,000	494,894
Western Gas Partners LP:
3.95% 6/1/25	493,000	473,144
4.5% 3/1/28	1,136,000	1,057,111
4.65% 7/1/26	5,141,000	4,938,116
4.75% 8/15/28	656,000	613,529
		137,478,369
TOTAL ENERGY		138,611,083
FINANCIALS - 13.9%
Banks - 5.8%
Bank of America Corp.:
2.299% 7/21/32 (c)	8,618,000	6,530,119
3.419% 12/20/28 (c)	10,766,000	9,657,625
3.5% 4/19/26	2,852,000	2,692,599
3.95% 4/21/25	2,342,000	2,261,459
4.2% 8/26/24	11,341,000	11,142,434
4.25% 10/22/26	2,419,000	2,297,956
4.45% 3/3/26	861,000	829,255
5.015% 7/22/33 (c)	18,422,000	16,949,072
Barclays PLC:
5.088% 6/20/30 (c)	4,171,000	3,727,573
5.2% 5/12/26	3,533,000	3,403,656
5.829% 5/9/27 (c)	1,900,000	1,865,952
6.224% 5/9/34 (c)	1,900,000	1,799,850
BNP Paribas SA 2.219% 6/9/26 (b)(c)	4,281,000	3,995,082
Citigroup, Inc.:
3.352% 4/24/25 (c)	2,815,000	2,764,792
3.875% 3/26/25	5,393,000	5,209,814
4.3% 11/20/26	983,000	931,996
4.412% 3/31/31 (c)	6,030,000	5,424,390
4.45% 9/29/27	9,708,000	9,114,340
4.6% 3/9/26	1,246,000	1,202,904
4.91% 5/24/33 (c)	5,644,000	5,135,513
5.5% 9/13/25	3,136,000	3,098,145
Citizens Financial Group, Inc. 2.638% 9/30/32	2,757,000	1,923,753
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	1,485,000	1,248,479
HSBC Holdings PLC:
4.25% 3/14/24	1,249,000	1,238,103
4.95% 3/31/30	988,000	923,236
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	2,462,000	2,404,550
5.71% 1/15/26 (b)	7,296,000	6,966,673
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	2,452,000	2,014,624
3.875% 9/10/24	24,838,000	24,327,527
4.125% 12/15/26	7,993,000	7,596,858
4.493% 3/24/31 (c)	7,267,000	6,653,820
4.586% 4/26/33 (c)	15,530,000	13,999,445
4.912% 7/25/33 (c)	4,507,000	4,146,664
NatWest Group PLC 3.073% 5/22/28 (c)	2,640,000	2,354,793
Rabobank Nederland 4.375% 8/4/25	4,230,000	4,081,911
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	3,241,000	2,814,087
Societe Generale:
1.038% 6/18/25 (b)(c)	8,981,000	8,606,762
1.488% 12/14/26 (b)(c)	5,527,000	4,934,318
Wells Fargo & Co.:
2.406% 10/30/25 (c)	2,590,000	2,482,011
3.526% 3/24/28 (c)	5,273,000	4,842,584
4.478% 4/4/31 (c)	8,118,000	7,365,034
5.013% 4/4/51 (c)	11,974,000	10,060,947
Westpac Banking Corp. 4.11% 7/24/34 (c)	2,107,000	1,819,615
		222,840,320
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,145,000	2,987,475
Ares Capital Corp. 3.875% 1/15/26	7,074,000	6,619,243
Deutsche Bank AG 4.5% 4/1/25	6,790,000	6,532,326
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	5,355,000	4,078,307
3.102% 2/24/33 (c)	2,100,000	1,679,384
3.691% 6/5/28 (c)	23,641,000	21,787,359
3.8% 3/15/30	8,794,000	7,759,899
4.25% 10/21/25	1,288,000	1,241,200
6.75% 10/1/37	1,275,000	1,291,125
Moody's Corp.:
3.25% 1/15/28	1,354,000	1,241,447
3.75% 3/24/25	2,881,000	2,797,007
Morgan Stanley:
3.125% 7/27/26	12,469,000	11,581,148
3.622% 4/1/31 (c)	5,698,000	4,908,677
3.625% 1/20/27	6,245,000	5,829,926
4.431% 1/23/30 (c)	2,495,000	2,308,235
4.889% 7/20/33 (c)	9,357,000	8,502,011
5% 11/24/25	8,309,000	8,143,944
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	2,838,000	2,739,783
UBS Group AG:
1.494% 8/10/27 (b)(c)	3,309,000	2,888,291
2.593% 9/11/25 (b)(c)	6,006,000	5,780,652
3.75% 3/26/25	2,646,000	2,544,948
3.869% 1/12/29 (b)(c)	2,282,000	2,066,998
4.125% 9/24/25 (b)	2,986,000	2,861,922
4.194% 4/1/31 (b)(c)	5,461,000	4,768,789
4.55% 4/17/26	1,462,000	1,404,184
		124,344,280
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	6,272,000	5,966,184
2.45% 10/29/26	2,289,000	2,050,247
2.875% 8/14/24	3,404,000	3,306,272
3% 10/29/28	2,397,000	2,055,375
3.3% 1/30/32	2,564,000	2,038,154
3.5% 1/15/25	4,712,000	4,545,453
4.45% 4/3/26	1,774,000	1,703,123
4.875% 1/16/24	2,847,000	2,835,592
6.5% 7/15/25	2,058,000	2,060,374
Ally Financial, Inc.:
1.45% 10/2/23	1,254,000	1,254,000
5.125% 9/30/24	1,214,000	1,195,161
5.8% 5/1/25	2,973,000	2,920,708
7.1% 11/15/27	4,120,000	4,119,478
8% 11/1/31	1,535,000	1,549,789
Capital One Financial Corp.:
2.636% 3/3/26 (c)	2,766,000	2,610,462
3.273% 3/1/30 (c)	3,538,000	2,959,535
3.65% 5/11/27	7,652,000	6,995,439
3.8% 1/31/28	4,006,000	3,613,072
4.985% 7/24/26 (c)	3,566,000	3,459,922
5.247% 7/26/30 (c)	4,600,000	4,264,273
Discover Financial Services:
3.95% 11/6/24	1,616,000	1,571,525
4.1% 2/9/27	1,620,000	1,480,213
4.5% 1/30/26	2,660,000	2,543,938
6.7% 11/29/32	867,000	838,069
Ford Motor Credit Co. LLC:
4.063% 11/1/24	9,996,000	9,677,227
5.584% 3/18/24	3,546,000	3,523,567
Synchrony Financial:
3.95% 12/1/27	4,360,000	3,832,354
4.25% 8/15/24	3,797,000	3,708,159
4.375% 3/19/24	3,104,000	3,065,972
5.15% 3/19/29	4,769,000	4,271,338
		96,014,975
Financial Services - 1.2%
AIG Global Funding 5.9% 9/19/28 (b)	2,307,000	2,299,047
Blackstone Private Credit Fund:
4.7% 3/24/25	9,007,000	8,737,780
7.05% 9/29/25	4,363,000	4,369,696
Brixmor Operating Partnership LP:
4.05% 7/1/30	2,875,000	2,509,884
4.125% 6/15/26	2,638,000	2,484,271
4.125% 5/15/29	2,868,000	2,554,574
Corebridge Financial, Inc.:
3.5% 4/4/25	1,148,000	1,101,415
3.65% 4/5/27	3,963,000	3,668,656
3.85% 4/5/29	1,606,000	1,442,643
3.9% 4/5/32	1,912,000	1,608,940
4.35% 4/5/42	435,000	328,921
4.4% 4/5/52	1,286,000	940,807
Equitable Holdings, Inc. 4.35% 4/20/28	2,412,000	2,245,580
Jackson Financial, Inc.:
3.125% 11/23/31	436,000	334,160
5.17% 6/8/27	1,735,000	1,672,441
5.67% 6/8/32	1,866,000	1,745,509
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	3,463,000	3,445,748
Pine Street Trust I 4.572% 2/15/29 (b)	3,240,000	2,915,454
Pine Street Trust II 5.568% 2/15/49 (b)	3,236,000	2,661,695
		47,067,221
Insurance - 1.1%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,979,000	1,332,238
3.375% 4/7/30 (b)	4,177,000	3,657,067
American International Group, Inc. 2.5% 6/30/25	4,506,000	4,250,644
Five Corners Funding Trust II 2.85% 5/15/30 (b)	6,263,000	5,222,130
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	2,324,000	2,192,198
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	2,258,000	2,141,485
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	3,298,000	2,007,339
MetLife, Inc. 5.375% 7/15/33	6,529,000	6,276,459
Pacific LifeCorp 5.125% 1/30/43 (b)	2,981,000	2,598,466
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	1,400,000	1,311,800
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	1,006,000	979,385
Unum Group:
3.875% 11/5/25	2,759,000	2,637,244
4% 6/15/29	2,503,000	2,250,657
5.75% 8/15/42	4,132,000	3,596,266
		40,453,378
TOTAL FINANCIALS		530,720,174
HEALTH CARE - 1.7%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28	2,052,000	2,018,133
5.25% 3/2/30	1,874,000	1,830,873
5.25% 3/2/33	2,115,000	2,021,853
5.6% 3/2/43	2,009,000	1,867,733
5.65% 3/2/53	999,000	934,987
5.75% 3/2/63	1,820,000	1,678,915
		10,352,494
Health Care Providers & Services - 1.1%
Centene Corp.:
2.45% 7/15/28	5,569,000	4,704,773
2.625% 8/1/31	2,597,000	1,989,600
3.375% 2/15/30	2,896,000	2,415,473
4.25% 12/15/27	3,262,000	3,007,270
4.625% 12/15/29	5,066,000	4,562,592
Cigna Group:
3.05% 10/15/27	1,816,000	1,650,849
4.375% 10/15/28	3,443,000	3,257,801
4.8% 8/15/38	2,144,000	1,888,591
CVS Health Corp.:
3% 8/15/26	355,000	330,044
3.625% 4/1/27	1,019,000	952,038
4.78% 3/25/38	3,388,000	2,917,575
5% 1/30/29	1,590,000	1,538,169
5.25% 1/30/31	652,000	626,456
HCA Holdings, Inc.:
3.5% 9/1/30	2,160,000	1,827,415
3.625% 3/15/32	487,000	403,669
5.625% 9/1/28	2,246,000	2,190,259
5.875% 2/1/29	2,447,000	2,407,306
Humana, Inc. 3.7% 3/23/29	1,508,000	1,375,632
Sabra Health Care LP 3.2% 12/1/31	5,311,000	3,974,024
Toledo Hospital 5.325% 11/15/28	1,197,000	944,134
		42,963,670
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	2,477,000	2,384,960
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	757,000	736,183
Mylan NV 4.55% 4/15/28	2,271,000	2,088,896
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,447,000	1,355,470
Viatris, Inc.:
1.65% 6/22/25	558,000	515,427
2.7% 6/22/30	2,837,000	2,217,840
3.85% 6/22/40	1,236,000	804,992
4% 6/22/50	2,134,000	1,290,074
		11,393,842
TOTAL HEALTH CARE		64,710,006
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (b)	1,287,000	1,120,693
The Boeing Co.:
5.04% 5/1/27	1,681,000	1,641,263
5.15% 5/1/30	1,681,000	1,606,193
5.705% 5/1/40	1,703,000	1,571,192
5.805% 5/1/50	1,703,000	1,542,096
5.93% 5/1/60	1,680,000	1,508,502
		8,989,939
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	587,000	572,900
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 7/1/25	3,659,000	3,476,029
4.25% 2/1/24	3,258,000	3,235,333
4.25% 9/15/24	2,024,000	1,987,981
		8,699,343
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	1,186,000	1,160,852
4.25% 4/15/26 (b)	897,000	843,087
4.375% 5/1/26 (b)	2,653,000	2,490,998
5.25% 5/15/24 (b)	2,164,000	2,143,187
6.375% 5/4/28 (b)	3,488,000	3,426,974
		10,065,098
TOTAL INDUSTRIALS		28,327,280
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	735,000	734,020
6.02% 6/15/26	888,000	891,462
6.1% 7/15/27	1,349,000	1,365,789
6.2% 7/15/30	1,167,000	1,176,555
		4,167,826
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	944,000	804,759
2.45% 2/15/31 (b)	8,034,000	6,279,415
2.6% 2/15/33 (b)	8,034,000	5,990,826
3.5% 2/15/41 (b)	6,488,000	4,509,435
		17,584,435
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	3,687,000	3,339,639
2.3% 3/25/28	5,824,000	5,045,692
2.8% 4/1/27	3,325,000	3,018,997
2.875% 3/25/31	6,114,000	4,994,097
3.6% 4/1/40	3,327,000	2,403,896
		18,802,321
TOTAL INFORMATION TECHNOLOGY		40,554,582
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,918,000	1,893,894
6.55% 11/15/30	1,944,000	1,902,457
6.7% 11/15/33	1,136,000	1,105,799
		4,902,150
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	2,366,000	2,205,139
American Homes 4 Rent LP:
2.375% 7/15/31	427,000	325,557
3.625% 4/15/32	1,758,000	1,454,635
Boston Properties, Inc.:
3.25% 1/30/31	2,203,000	1,732,645
4.5% 12/1/28	2,209,000	2,000,159
6.75% 12/1/27	2,669,000	2,683,106
Corporate Office Properties LP:
2% 1/15/29	328,000	256,904
2.25% 3/15/26	945,000	850,787
2.75% 4/15/31	914,000	686,006
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	745,000	620,318
3.5% 8/1/26	775,000	719,934
Healthpeak OP, LLC:
3.25% 7/15/26	325,000	305,487
3.5% 7/15/29	373,000	329,016
Hudson Pacific Properties LP 4.65% 4/1/29	4,395,000	3,308,756
Invitation Homes Operating Partnership LP 4.15% 4/15/32	2,644,000	2,274,035
Kite Realty Group Trust:
4% 3/15/25	3,537,000	3,386,746
4.75% 9/15/30	5,514,000	4,909,364
LXP Industrial Trust (REIT):
2.7% 9/15/30	1,037,000	803,016
4.4% 6/15/24	818,000	802,905
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,556,000	2,602,271
3.375% 2/1/31	1,901,000	1,486,187
3.625% 10/1/29	3,357,000	2,798,443
4.5% 1/15/25	1,520,000	1,477,203
4.5% 4/1/27	9,194,000	8,564,995
4.75% 1/15/28	3,623,000	3,352,916
4.95% 4/1/24	769,000	763,550
5.25% 1/15/26	3,228,000	3,146,047
Piedmont Operating Partnership LP 2.75% 4/1/32	834,000	543,447
Realty Income Corp.:
2.2% 6/15/28	453,000	387,146
2.85% 12/15/32	556,000	434,336
3.25% 1/15/31	579,000	486,529
3.4% 1/15/28	904,000	823,157
Retail Opportunity Investments Partnership LP:
4% 12/15/24	555,000	536,839
5% 12/15/23	418,000	416,911
Simon Property Group LP 2.45% 9/13/29	924,000	768,413
SITE Centers Corp.:
3.625% 2/1/25	1,284,000	1,222,304
4.25% 2/1/26	1,677,000	1,570,072
Store Capital Corp.:
2.75% 11/18/30	4,952,000	3,547,503
4.625% 3/15/29	1,018,000	870,750
Sun Communities Operating LP:
2.3% 11/1/28	948,000	786,778
2.7% 7/15/31	2,448,000	1,884,045
Ventas Realty LP:
3% 1/15/30	4,331,000	3,594,200
3.5% 2/1/25	3,658,000	3,519,963
4% 3/1/28	1,273,000	1,168,441
4.125% 1/15/26	884,000	846,061
4.375% 2/1/45	433,000	310,926
4.75% 11/15/30	5,686,000	5,200,073
VICI Properties LP:
4.375% 5/15/25	446,000	431,069
4.75% 2/15/28	3,531,000	3,302,436
4.95% 2/15/30	4,599,000	4,207,936
5.125% 5/15/32	1,205,000	1,078,563
Vornado Realty LP 2.15% 6/1/26	1,069,000	908,808
WP Carey, Inc.:
2.4% 2/1/31	2,157,000	1,670,722
3.85% 7/15/29	724,000	639,948
4% 2/1/25	3,043,000	2,959,080
		97,962,583
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	2,619,000	2,166,872
4.1% 10/1/24	2,878,000	2,789,412
4.55% 10/1/29	3,316,000	2,576,930
7.8% 3/15/28	3,596,000	3,347,568
CBRE Group, Inc. 2.5% 4/1/31	3,160,000	2,449,429
Tanger Properties LP:
2.75% 9/1/31	2,490,000	1,795,997
3.125% 9/1/26	3,468,000	3,133,775
		18,259,983
TOTAL REAL ESTATE		116,222,566
UTILITIES - 1.3%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32	3,742,000	3,124,305
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,957,000	1,634,720
3.743% 5/1/26	7,482,000	6,976,554
Duke Energy Corp. 2.45% 6/1/30	1,580,000	1,282,928
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	750,000	583,247
2.775% 1/7/32 (b)	2,595,000	1,929,815
Entergy Corp. 2.8% 6/15/30	1,621,000	1,344,769
Exelon Corp.:
2.75% 3/15/27	829,000	752,805
3.35% 3/15/32	1,006,000	837,225
4.05% 4/15/30	988,000	889,210
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,224,000	1,195,469
		20,551,047
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	885,120	891,289
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	1,074,000	1,008,851
The AES Corp.:
2.45% 1/15/31	1,088,000	836,743
3.3% 7/15/25 (b)	4,877,000	4,619,379
3.95% 7/15/30 (b)	4,253,000	3,665,746
		10,130,719
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	7,058,000	6,875,298
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	449,000	394,173
NiSource, Inc.:
2.95% 9/1/29	4,856,000	4,185,285
3.6% 5/1/30	2,477,000	2,157,639
Puget Energy, Inc.:
4.1% 6/15/30	1,909,000	1,663,365
4.224% 3/15/32	3,417,000	2,915,692
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.7387% 5/15/67 (c)(d)	810,000	724,962
		18,916,414
TOTAL UTILITIES		50,489,469
TOTAL NONCONVERTIBLE BONDS (Cost $1,368,020,382)		1,159,607,269

U.S. Treasury Obligations - 35.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	22,865,200	13,124,268
1.75% 8/15/41	80,591,100	50,186,849
1.875% 11/15/51	50,329,100	28,052,575
2% 11/15/41	13,511,200	8,768,030
2% 8/15/51	104,090,400	60,063,414
2.25% 2/15/52	38,732,200	23,768,862
3% 2/15/47	55,093,200	40,454,765
3.375% 8/15/42	58,000,000	46,993,594
3.625% 2/15/53	6,070,000	5,020,080
3.625% 5/15/53	6,196,000	5,130,094
4.125% 8/15/53	122,866,000	111,539,291
U.S. Treasury Notes:
1.125% 8/31/28	70,526,300	59,726,960
1.25% 5/31/28	220,752,000	189,579,403
1.25% 9/30/28	15,938,200	13,545,602
1.75% 1/31/29	27,595,700	23,850,877
2.625% 7/31/29	37,400,000	33,556,273
2.875% 5/15/32	88,237,000	77,452,095
3.375% 5/15/33	211,100,000	191,441,303
3.5% 1/31/28	25,000,000	23,858,399
3.5% 2/15/33	144,500,000	132,578,750
3.625% 5/15/26	4,040,000	3,915,892
3.75% 5/31/30	37,700,000	35,791,438
3.75% 6/30/30	20,000,000	18,982,812
3.875% 8/15/33	14,694,000	13,883,534
4% 6/30/28	25,000,000	24,333,008
4.125% 7/31/28	25,000,000	24,460,938
4.125% 8/31/30	71,100,000	69,011,438
4.125% 11/15/32	18,600,000	17,938,828
4.375% 10/31/24	1,921,000	1,899,464
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,607,353,780)		1,348,908,836

U.S. Government Agency - Mortgage Securities - 26.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 8.1%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 4.438% 5/1/34 (c)(d)	13,288	13,285
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 4.572% 9/1/33 (c)(d)	31,624	31,453
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	1,512	1,522
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	3,806	3,849
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 6.44% 10/1/33 (c)(d)	2,045	2,064
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (c)(d)	2,050	2,072
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.911% 11/1/36 (c)(d)	40,695	41,027
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.192% 6/1/42 (c)(d)	25,622	25,942
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.105% 5/1/36 (c)(d)	30,276	30,636
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.454% 7/1/35 (c)(d)	2,839	2,857
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 4.163% 2/1/36 (c)(d)	11,999	12,115
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	12,073	12,248
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.068% 9/1/41 (c)(d)	9,943	10,072
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.051% 7/1/41 (c)(d)	19,673	19,983
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.195% 12/1/35 (c)(d)	12,221	12,397
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 4.08% 10/1/41 (c)(d)	8,351	8,274
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.557% 9/1/36 (c)(d)	22,716	23,021
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	8,601	8,752
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (c)(d)	32,292	32,576
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	2,914	2,941
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.405% 8/1/36 (c)(d)	37,396	37,930
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.474% 10/1/33 (c)(d)	4,798	4,859
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.878% 5/1/35 (c)(d)	4,840	4,916
1.5% 11/1/35 to 9/1/51 (e)	28,655,105	21,935,931
2% 2/1/28 to 3/1/52	67,907,320	53,864,299
2.5% 1/1/28 to 5/1/53	85,500,719	70,350,335
3% 2/1/31 to 2/1/52 (f)(g)	50,588,853	43,225,339
3.5% 9/1/35 to 4/1/52 (f)(g)	36,101,270	31,673,077
4% 7/1/39 to 6/1/52	20,927,150	19,024,857
4.5% to 4.5% 5/1/25 to 11/1/52	17,619,822	16,511,420
5% 9/1/25 to 12/1/52	11,707,413	11,141,601
5.5% 10/1/52 to 8/1/53	17,931,865	17,370,765
6% 10/1/34 to 6/1/53	8,505,310	8,472,550
6.5% 12/1/23 to 9/1/53	15,722,289	15,839,043
7% to 7% 11/1/23 to 8/1/32	33,971	34,684
7.5% to 7.5% 9/1/25 to 11/1/31	45,584	46,637
8% 1/1/30	208	217
8.5% 3/1/25	20	20
TOTAL FANNIE MAE		309,835,566
Freddie Mac - 5.0%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 3.873% 3/1/36 (c)(d)	24,852	24,835
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 6.391% 4/1/35 (c)(d)	20,403	20,640
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	3,901	3,931
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.675% 9/1/41 (c)(d)	14,999	15,181
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.212% 5/1/41 (c)(d)	28,146	28,430
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	32,723	33,063
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.698% 6/1/41 (c)(d)	30,215	30,565
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	9,804	9,932
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	301	302
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 4.41% 11/1/35 (c)(d)	5,031	5,104
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 7.546% 10/1/35 (c)(d)	3,362	3,458
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	3,147	3,172
1.5% 7/1/35 to 4/1/51	21,361,053	16,018,442
2% 5/1/35 to 4/1/52	54,277,564	43,744,213
2.5% 1/1/28 to 3/1/52 (f)	40,944,455	33,992,127
3% 12/1/30 to 4/1/52	18,243,239	15,462,538
3.5% 3/1/32 to 3/1/52	29,330,946	26,283,418
4% 5/1/37 to 10/1/52	12,566,519	11,538,909
4.5% 7/1/25 to 10/1/48	7,371,293	6,974,521
5% 1/1/40 to 8/1/53	16,679,921	15,847,831
5.5% 10/1/52 to 8/1/53 (e)	12,360,731	12,023,605
6% 4/1/32 to 7/1/53	3,266,866	3,251,914
6.5% 1/1/53 to 10/1/53	5,010,154	5,079,196
7.5% 8/1/26 to 11/1/31	5,761	5,956
8% 4/1/27 to 5/1/27	508	517
8.5% 5/1/27 to 1/1/28	776	792
TOTAL FREDDIE MAC		190,402,592
Ginnie Mae - 4.7%
3% 12/20/42 to 4/20/47	3,633,708	3,148,093
3.5% 12/20/40 to 1/20/50	2,610,429	2,327,059
4% 2/15/40 to 4/20/48	10,291,856	9,480,760
4.5% 5/15/39 to 5/20/41	2,216,830	2,110,028
5% 3/15/39 to 4/20/48	1,246,541	1,214,268
6.5% 4/15/35 to 11/15/35	26,986	27,557
7% 1/15/28 to 7/15/32	146,641	149,248
7.5% to 7.5% 1/15/24 to 10/15/28	24,110	24,463
8% 3/15/30 to 9/15/30	3,696	3,829
2% 11/20/50 to 4/20/51 (e)	16,763,229	13,310,428
2% 10/1/53 (h)	1,350,000	1,067,599
2% 10/1/53 (h)	16,800,000	13,285,670
2% 10/1/53 (h)	10,400,000	8,224,462
2% 10/1/53 (h)	3,450,000	2,728,307
2% 10/1/53 (h)	5,550,000	4,389,016
2% 10/1/53 (h)	9,300,000	7,354,567
2.5% 9/20/51 to 12/20/51	3,342,410	2,732,741
2.5% 10/1/53 (h)	3,650,000	2,982,568
2.5% 10/1/53 (h)	11,050,000	9,029,418
2.5% 10/1/53 (h)	7,300,000	5,965,136
2.5% 10/1/53 (h)	3,650,000	2,982,568
2.5% 10/1/53 (h)	1,450,000	1,184,856
2.5% 10/1/53 (h)	3,675,000	3,002,996
2.5% 10/1/53 (h)	2,725,000	2,226,712
2.5% 10/1/53 (h)	5,500,000	4,494,280
2.5% 11/1/53 (h)	16,000,000	13,082,395
3% 10/1/53 (h)	9,850,000	8,347,341
3% 10/1/53 (h)	9,000,000	7,627,012
3% 10/1/53 (h)	6,325,000	5,360,095
3% 11/1/53 (h)	6,100,000	5,171,326
3% 11/1/53 (h)	6,100,000	5,171,326
3.5% 10/1/53 (h)	2,300,000	2,014,924
3.5% 10/1/53 (h)	7,800,000	6,833,219
3.5% 10/1/53 (h)	2,400,000	2,102,529
3.5% 10/1/53 (h)	2,450,000	2,146,332
3.5% 10/1/53 (h)	1,500,000	1,314,081
3.5% 10/1/53 (h)	900,000	788,448
4% 10/1/53 (h)	800,000	720,778
4.5% 10/1/53 (h)	4,200,000	3,879,389
5% 10/1/53 (h)	4,050,000	3,838,944
5% 10/1/53 (h)	3,750,000	3,554,577
5.5% 10/1/53 (h)	5,700,000	5,531,870
TOTAL GINNIE MAE		180,931,215
Uniform Mortgage Backed Securities - 9.0%
2% 10/1/53 (h)	4,300,000	3,268,647
2% 10/1/53 (h)	2,900,000	2,204,436
2% 10/1/53 (h)	14,750,000	11,212,220
2% 10/1/53 (h)	5,900,000	4,484,888
2% 10/1/53 (h)	5,900,000	4,484,888
2% 10/1/53 (h)	8,850,000	6,727,332
2% 10/1/53 (h)	15,200,000	11,554,288
2% 10/1/53 (h)	5,150,000	3,914,775
2% 10/1/53 (h)	8,825,000	6,708,328
2% 10/1/53 (h)	32,100,000	24,400,831
2% 10/1/53 (h)	200,000	152,030
2% 10/1/53 (h)	17,050,000	12,960,566
2% 10/1/53 (h)	9,225,000	7,012,388
2% 10/1/53 (h)	5,825,000	4,427,877
2% 10/1/53 (h)	8,550,000	6,499,287
2% 11/1/53 (h)	8,400,000	6,395,108
2% 11/1/53 (h)	5,825,000	4,434,703
2% 11/1/53 (h)	12,400,000	9,440,398
2% 11/1/53 (h)	17,050,000	12,980,547
2% 11/1/53 (h)	8,550,000	6,509,307
2% 11/1/53 (h)	17,000,000	12,942,481
2% 11/1/53 (h)	10,500,000	7,993,885
2.5% 10/1/53 (h)	2,800,000	2,220,858
2.5% 10/1/53 (h)	5,325,000	4,223,596
2.5% 10/1/53 (h)	8,250,000	6,543,599
2.5% 10/1/53 (h)	7,500,000	5,948,726
2.5% 10/1/53 (h)	15,200,000	12,056,085
2.5% 11/1/53 (h)	13,600,000	10,800,836
2.5% 11/1/53 (h)	6,500,000	5,162,164
3% 10/1/53 (h)	2,000,000	1,653,516
3% 10/1/53 (h)	3,050,000	2,521,613
3% 10/1/53 (h)	6,150,000	5,084,563
3% 10/1/53 (h)	975,000	806,089
3% 10/1/53 (h)	1,100,000	909,434
3% 10/1/53 (h)	13,600,000	11,243,912
3% 10/1/53 (h)	6,900,000	5,704,632
3% 10/1/53 (h)	3,800,000	3,141,681
3% 10/1/53 (h)	2,100,000	1,736,192
3% 10/1/53 (h)	700,000	578,731
3% 11/1/53 (h)	10,300,000	8,525,267
3% 11/1/53 (h)	11,500,000	9,518,502
3.5% 10/1/53 (h)	1,400,000	1,203,781
3.5% 10/1/53 (h)	1,400,000	1,203,781
3.5% 11/1/53 (h)	1,800,000	1,557,703
4% 10/1/53 (h)	700,000	623,437
4% 10/1/53 (h)	9,500,000	8,460,934
5% 10/1/38 (h)	2,550,000	2,482,465
5% 10/1/38 (h)	2,550,000	2,482,465
5% 10/1/38 (h)	3,100,000	3,017,899
5% 11/1/38 (h)	4,200,000	4,088,602
5% 10/1/53 (h)	1,775,000	1,674,949
5.5% 10/1/53 (h)	15,000,000	14,498,445
6.5% 10/1/53 (h)	3,700,000	3,717,685
6.5% 10/1/53 (h)	2,700,000	2,712,905
6.5% 10/1/53 (h)	4,800,000	4,822,943
6.5% 10/1/53 (h)	8,000,000	8,038,238
6.5% 10/1/53 (h)	12,100,000	12,157,836
6.5% 10/1/53 (h)	2,150,000	2,160,277
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		343,993,551
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,109,028,640)		1,025,162,924

Asset-Backed Securities - 7.3%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	1,338,956	863,638
Series 2019-1 Class A, 3.844% 5/15/39 (b)	848,879	636,682
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	2,393,518	2,082,207
Class B, 4.458% 10/16/39 (b)	713,637	285,415
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,878,152	2,532,831
Series 2021-2A Class A, 2.798% 1/15/47 (b)	5,510,989	4,711,677
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 1/15/32 (b)(c)(d)	1,196,595	1,191,498
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6996% 10/17/34 (b)(c)(d)	2,370,709	2,356,198
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5778% 4/20/34 (b)(c)(d)	5,797,905	5,733,287
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8261% 7/20/35 (b)(c)(d)	3,019,149	3,005,641
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7278% 7/20/34 (b)(c)(d)	2,835,654	2,809,543
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	2,480,000	2,449,367
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	776,952	675,948
Class B, 4.335% 1/16/40 (b)	268,430	138,273
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8896% 10/15/32 (b)(c)(d)	3,103,607	3,105,010
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6428% 4/25/34 (b)(c)(d)	1,923,930	1,899,067
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6996% 7/15/34 (b)(c)(d)	3,574,230	3,542,012
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.638% 1/15/35 (b)(c)(d)	4,768,241	4,699,807
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6396% 4/15/34 (b)(c)(d)	4,022,144	3,973,295
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8196% 4/17/33 (b)(c)(d)	1,232,474	1,226,075
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/36 (b)(c)(d)	2,392,281	2,376,748
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	2,300,000	2,267,064
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6328% 4/25/34 (b)(c)(d)	4,224,812	4,183,565
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8078% 1/20/32 (b)(c)(d)	3,831,965	3,824,094
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.608% 1/17/35 (b)(c)(d)	4,846,852	4,794,414
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6996% 1/15/35 (b)(c)(d)	3,615,104	3,585,605
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	3,518,032	3,238,947
Class AA, 2.487% 12/16/41 (b)(c)	218,877	210,947
Series 2021-1A Class A, 2.443% 7/15/46 (b)	4,080,848	3,483,894
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5596% 4/15/29 (b)(c)(d)	3,338,115	3,327,744
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	2,100,000	2,094,066
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	2,176,507	1,935,599
Class B, 5.095% 4/15/39 (b)	1,232,658	790,067
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	1,232,580	1,120,642
Series 2021-1A Class A, 3.474% 1/15/46 (b)	679,378	626,713
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6878% 10/20/32 (b)(c)(d)	2,890,154	2,867,333
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6461% 4/20/35 (b)(c)(d)	4,498,016	4,459,594
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(d)	2,218,566	2,198,954
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6378% 4/20/34 (b)(c)(d)	3,494,185	3,450,511
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7578% 10/20/34 (b)(c)(d)	3,598,073	3,541,105
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,428,745	1,367,690
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,200,000	1,200,728
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	990,000	985,356
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7878% 4/20/34 (b)(c)(d)	3,860,350	3,823,179
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0456% 7/24/34 (b)(c)(d)	4,457,000	4,436,364
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8978% 1/20/34 (b)(c)(d)	5,052,517	5,026,072
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,233,790	2,935,893
Discover Card Execution Note Trust Series 2023-A2 Class A, 4.93% 6/15/28	1,500,000	1,481,798
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	600,000	599,740
Class A3, 5.64% 2/22/28 (b)	770,000	768,741
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6261% 4/20/35 (b)(c)(d)	2,526,193	2,491,185
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(d)	2,388,876	2,373,057
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7915% 1/18/32 (b)(c)(d)	2,929,325	2,923,956
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7496% 4/17/33 (b)(c)(d)	2,441,104	2,409,436
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/35 (b)(c)(d)	3,177,977	3,149,404
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7714% 2/20/35 (b)(c)(d)	1,889,869	1,867,820
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 4/15/31 (b)(c)(d)	1,638,378	1,627,796
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 1/15/35 (b)(c)(d)	4,330,149	4,283,682
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8196% 1/15/34 (b)(c)(d)	1,005,251	996,897
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.6917% 7/19/34 (b)(c)(d)	2,577,919	2,561,155
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7134% 11/16/34 (b)(c)(d)	3,690,041	3,659,303
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9414% 11/20/33 (b)(c)(d)	4,601,553	4,592,796
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	2,100,000	2,060,965
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	1,031,000	1,027,130
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	1,600,000	1,597,540
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	2,310,000	2,258,512
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	786,000	782,954
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	800,000	798,125
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,310,177	1,121,889
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,226,386	1,054,719
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7372% 10/22/34 (b)(c)(d)	2,531,935	2,509,393
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.638% 4/15/35 (b)(c)(d)	5,870,431	5,795,190
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7796% 1/15/33 (b)(c)(d)	1,816,635	1,815,943
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5272% 1/22/28 (b)(c)(d)	2,092,528	2,083,809
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7217% 4/19/34 (b)(c)(d)	4,047,691	4,025,502
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7072% 1/22/35 (b)(c)(d)	4,115,814	4,082,048
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6896% 7/15/34 (b)(c)(d)	2,572,810	2,551,582
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8072% 1/22/31 (b)(c)(d)	1,296,427	1,283,721
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7278% 10/20/34 (b)(c)(d)	1,041,994	1,036,364
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(d)	4,363,331	4,339,577
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6078% 4/20/34 (b)(c)(d)	3,374,400	3,335,864
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5596% 1/15/34 (b)(c)(d)	3,525,408	3,506,924
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6578% 10/20/30 (b)(c)(d)	3,432,587	3,424,771
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6792% 1/25/36 (c)(d)	68,017	66,391
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.7178% 10/20/34 (b)(c)(d)	1,408,460	1,397,733
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	2,647,838	2,207,415
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	2,903,780	2,595,245
Class A2II, 4.008% 12/5/51 (b)	2,594,490	2,091,299
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	2,245,269	1,903,494
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7078% 4/20/34 (b)(c)(d)	4,820,896	4,786,026
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.648% 1/15/37 (b)(c)(d)	4,874,693	4,820,082
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	2,374,017	2,008,869
Class B, 4.335% 3/15/40 (b)	504,275	360,567
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	3,520,000	3,369,346
1.884% 7/15/50 (b)	1,356,000	1,226,164
2.328% 7/15/52 (b)	1,037,000	882,121
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6656% 4/23/35 (b)(c)(d)	5,044,198	4,967,375
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6296% 7/15/32 (b)(c)(d)	580,272	576,795
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5617% 4/19/34 (b)(c)(d)	4,282,717	4,226,562
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6678% 4/20/33 (b)(c)(d)	3,959,716	3,927,219
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2942% 9/25/34 (c)(d)	3,946	3,774
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,700,000	1,693,695
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	2,662,866	2,263,463
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	3,607,957	3,035,374
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	1,811,857	1,803,515
Class A3, 4.93% 4/20/26 (b)	1,864,000	1,840,834
Upstart Securitization Trust 3.12% 3/20/32 (b)	596,242	586,227
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	1,100,000	1,085,986
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8578% 7/20/32 (b)(c)(d)	3,719,561	3,714,138
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7417% 7/19/34 (b)(c)(d)	2,363,896	2,347,701
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(d)	4,837,926	4,782,527
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.7196% 7/16/34 (b)(c)(d)	2,387,172	2,353,573
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	1,075,000	1,070,037
Class A3, 4.66% 5/15/28	1,974,000	1,936,676
Series 2023-C Class A3, 5.15% 11/15/28	965,000	958,109
TOTAL ASSET-BACKED SECURITIES (Cost $289,338,537)		279,237,979

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.7%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	2,802,089	2,473,499
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	4,365,598	3,796,442
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	2,176,000	2,099,431
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,167,600	1,131,145
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	4,591,962	4,386,600
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	612,052	602,620
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,016,903	2,956,028
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	2,986,341	2,809,113
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	1,555,338	1,373,192
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	620,745	585,173
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	2,432,485	2,312,503
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	791,115	746,063
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	966	852
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	1,463,738	1,315,676
TOTAL PRIVATE SPONSOR		26,588,337
U.S. Government Agency - 0.8%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	4,190	4,181
Series 1999-57 Class PH, 6.5% 12/25/29	29,967	29,908
Series 2021-45 Class DA, 3% 7/25/51	698,434	588,431
Series 2021-69 Class JK, 1.5% 10/25/51	399,152	313,444
Series 2022-2 Class TH, 2.5% 2/25/52	256,165	221,466
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	657,682	538,859
Series 2020-43 Class MA, 2% 1/25/45	759,033	657,818
Series 2020-49 Class JA, 2% 8/25/44	99,706	87,831
Series 2020-80 Class BA, 1.5% 3/25/45	941,457	776,440
Series 2021-68 Class A, 2% 7/25/49	199,003	155,107
Series 2021-85 Class L, 2.5% 8/25/48	108,693	91,441
Series 2021-95:
Class 0, 2.5% 9/25/48	835,780	700,610
Class BA, 2.5% 6/25/49	1,261,661	1,058,456
Series 2021-96 Class HA, 2.5% 2/25/50	178,479	151,258
Series 2022-1 Class KA, 3% 5/25/48	427,262	372,408
Series 2022-11 Class B, 3% 6/25/49	478,151	418,723
Series 2022-13:
Class HA, 3% 8/25/46	396,482	355,041
Class JA, 3% 5/25/48	449,900	393,285
Series 2022-25 Class AB, 4% 9/25/47	627,241	582,524
Series 2022-3:
Class D, 2% 2/25/48	1,256,438	1,058,629
Class N, 2% 10/25/47	3,474,417	2,849,023
Series 2022-30 Class E, 4.5% 7/25/48	1,223,039	1,157,901
Series 2022-4 Class B, 2.5% 5/25/49	130,484	109,189
Series 2022-42 Class BA, 4% 6/25/50	1,268,033	1,153,171
Series 2022-49 Class TC, 4% 12/25/48	396,554	373,602
Series 2022-5 Class DA, 2.25% 11/25/47	1,492,340	1,239,647
Series 2022-7:
Class A, 3% 5/25/48	608,426	530,388
Class E, 2.5% 11/25/47	1,250,520	1,074,130
Series 2020-45 Class JL, 3% 7/25/40	40,921	35,826
Series 2021-59 Class H, 2% 6/25/48	112,510	89,385
Series 2021-66:
Class DA, 2% 1/25/48	121,524	96,915
Class DM, 2% 1/25/48	129,145	102,993
Freddie Mac:
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	292,947	228,851
Series 2021-5148:
Class AD, 1.5% 10/25/51	393,985	310,158
Class PC, 1.5% 10/25/51	392,416	305,144
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	726,682	636,244
Series 2020-5018:
Class LC, 3% 10/25/40	274,772	239,076
Class LY, 3% 10/25/40	208,329	181,318
Series 2021-5169 Class TP, 2.5% 6/25/49	372,802	309,629
Series 2021-5175 Class CB, 2.5% 4/25/50	638,351	526,852
Series 2021-5180 Class KA, 2.5% 10/25/47	128,802	110,032
Series 2022-5189:
Class DA, 2.5% 5/25/49	307,666	256,405
Class TP, 2.5% 5/25/49	286,873	240,104
Series 2022-5190:
Class BA, 2.5% 11/25/47	312,342	264,505
Class CA, 2.5% 5/25/49	240,143	200,015
Series 2022-5191 Class CA, 2.5% 4/25/50	152,336	126,000
Series 2022-5197:
Class A, 2.5% 6/25/49	240,144	200,957
Class DA, 2.5% 11/25/47	237,212	200,968
Series 2022-5198 Class BA, 2.5% 11/25/47	1,130,654	970,659
Series 2022-5202 Class LB, 2.5% 10/25/47	253,137	213,973
Series 2020-5041 Class LB, 3% 11/25/40	466,925	406,289
Series 2021-5083 Class VA, 1% 8/15/38	1,518,431	1,399,708
Series 2021-5176 Class AG, 2% 1/25/47	485,731	396,680
Series 2021-5182 Class A, 2.5% 10/25/48	834,561	700,213
Series 2022-5210 Class AB, 3% 1/25/42	710,392	632,024
Series 2022-5236 Class P, 5% 4/25/48	461,875	448,709
Series 2022-5266 Class CD, 4.5% 10/25/44	1,241,473	1,191,254
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	501,191	396,276
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	366,682	304,560
Class GC, 2% 11/25/47	103,381	86,047
Series 2021-5164 Class M, 2.5% 7/25/48	373,781	310,451
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5297% 6/16/37 (c)(d)(i)	6,807	7,298
TOTAL U.S. GOVERNMENT AGENCY		29,168,429
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,332,165)		55,756,766

Commercial Mortgage Securities - 6.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.483% 1/15/39 (b)(c)(d)	2,741,961	2,669,195
Class B, CME Term SOFR 1 Month Index + 1.550% 6.883% 1/15/39 (b)(c)(d)	618,000	598,406
Class C, CME Term SOFR 1 Month Index + 2.150% 7.483% 1/15/39 (b)(c)(d)	437,000	420,714
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,189,000	1,928,135
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	491,000	393,207
Class CNM, 3.8425% 11/5/32 (b)(c)	248,000	178,766
BANK:
sequential payer:
Series 2018-BN10:
Class A4, 3.428% 2/15/61	1,345,197	1,221,074
Class A5, 3.688% 2/15/61	218,564	199,462
Series 2019-BN21 Class A5, 2.851% 10/17/52	373,546	314,838
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	700,000	689,373
Class A3, 6.26% 4/15/56	2,100,000	2,104,718
Series 2021-BN33 Class XA, 1.1678% 5/15/64 (c)(j)	13,426,525	710,185
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 1 month U.S. LIBOR + 0.000% 6.5061% 9/15/56 (c)(d)	1,817,000	1,821,040
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	600,000	606,558
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	778,315	716,519
Series 2019-B10 Class A4, 3.717% 3/15/62	721,545	644,208
Series 2018-B8 Class A5, 4.2317% 1/15/52	5,335,798	4,836,201
Series 2021-B27 Class XA, 1.3785% 7/15/54 (c)(j)	2,776,886	182,659
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.4965% 11/15/28 (b)(c)(d)	1,998,000	1,994,421
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	700,000	710,277
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2302% 4/15/37 (b)(c)(d)	8,749,555	8,591,515
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7792% 4/15/37 (b)(c)(d)	2,324,753	2,266,408
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1356% 10/15/36 (b)(c)(d)	5,017,787	4,904,431
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3453% 10/15/36 (b)(c)(d)	733,467	712,525
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5451% 10/15/36 (b)(c)(d)	981,551	949,523
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7448% 10/15/36 (b)(c)(d)	952,598	914,045
Class E, CME Term SOFR 1 Month Index + 2.060% 7.394% 10/15/36 (b)(c)(d)	3,312,521	3,200,252
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0988% 5/15/38 (b)(c)(d)	340,123	333,715
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3451% 2/15/39 (b)(c)(d)	4,561,099	4,450,900
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6445% 2/15/39 (b)(c)(d)	1,625,174	1,580,882
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8939% 2/15/39 (b)(c)(d)	1,625,174	1,565,999
Class D, CME Term SOFR 1 Month Index + 1.960% 7.293% 2/15/39 (b)(c)(d)	1,625,174	1,555,431
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.410% 6.7465% 4/15/34 (b)(c)(d)	1,864,321	1,840,430
Class C, CME Term SOFR 1 Month Index + 1.710% 7.0465% 4/15/34 (b)(c)(d)	1,232,474	1,215,101
Class D, CME Term SOFR 1 Month Index + 2.010% 7.3465% 4/15/34 (b)(c)(d)	1,293,785	1,273,891
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.110% 6.4465% 4/15/34 (b)(c)(d)	5,401,930	5,360,391
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5267% 10/15/36 (b)(c)(d)	4,508,712	4,480,170
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6967% 10/15/36 (b)(c)(d)	1,877,095	1,862,836
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8967% 10/15/36 (b)(c)(d)	2,998,333	2,971,762
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2467% 10/15/36 (b)(c)(d)	3,735,372	3,698,724
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0824% 10/15/26 (b)(c)(d)	1,100,000	1,076,876
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4972% 8/15/39 (b)(c)(d)	2,303,000	2,307,330
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8232% 4/15/37 (b)(c)(d)	3,789,311	3,760,322
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2722% 4/15/37 (b)(c)(d)	1,931,767	1,900,252
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6222% 4/15/37 (b)(c)(d)	436,142	424,375
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1712% 4/15/37 (b)(c)(d)	365,203	353,174
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3667% 10/15/36 (b)(c)(d)	4,474,454	4,461,707
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.110% 6.45% 12/15/37 (b)(c)(d)	300,000	298,510
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,401,623	4,742,876
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	717,571	704,544
Series 2015 LC19 Class A3, 2.922% 2/10/48	3,004,392	2,907,622
Series 2013-CR13 Class AM, 4.449% 11/10/46	3,340,144	3,317,411
Series 2014-CR14 Class AM, 4.526% 2/10/47 (c)	4,110,694	3,928,105
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.36% 5/15/36 (b)(c)(d)	493,772	493,237
Class B, CME Term SOFR 1 Month Index + 1.270% 6.61% 5/15/36 (b)(c)(d)	2,354,143	2,343,664
Class C, CME Term SOFR 1 Month Index + 1.470% 6.81% 5/15/36 (b)(c)(d)	1,760,620	1,749,375
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,086,687	972,756
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	2,090,266	2,036,405
Class B, 4.5349% 4/15/36 (b)	642,635	622,142
Class C, 4.9414% 4/15/36 (b)(c)	526,890	509,230
Class D, 4.9414% 4/15/36 (b)(c)	862,334	827,258
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1485% 11/15/38 (b)(c)(d)	6,770,941	6,617,998
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5677% 11/15/38 (b)(c)(d)	900,000	879,099
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5265% 7/15/38 (b)(c)(d)	2,133,845	2,115,759
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8265% 7/15/38 (b)(c)(d)	1,214,723	1,199,853
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1465% 7/15/38 (b)(c)(d)	896,310	882,911
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6965% 7/15/38 (b)(c)(d)	1,804,976	1,775,517
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	323,000	309,531
Series 2015-K051 Class A2, 3.308% 9/25/25	512,000	491,822
Series 2016-K054 Class A2, 2.745% 1/25/26	1,736,961	1,641,055
Series 2020-K117 Class A2, 1.406% 8/25/30	1,300,000	1,016,384
Series 2021-K126 Class A2, 2.074% 1/25/31	2,500,000	2,026,065
Series 2021-K127 Class A2, 2.108% 1/25/31	2,500,000	2,028,132
Series 2021-K136 Class A2, 2.127% 11/25/31	3,100,019	2,466,161
Series 2022-150 Class A2, 3.71% 9/25/32	1,200,000	1,066,981
Series 2022-K141 Class A2, 2.25% 2/25/32	703,000	562,005
Series 2022-K142 Class A2, 2.4% 3/25/32	1,600,000	1,291,943
Series 2022-K143 Class A2, 2.35% 3/25/32	300,000	240,878
Series 2022-K144 Class A2, 2.45% 4/25/32	2,618,000	2,116,179
Series 2022-K145 Class A2, 2.58% 5/25/32	732,000	597,107
Series 2022-K146 Class A2, 2.92% 6/25/32	1,527,000	1,279,938
Series 2022-K147 Class A2, 3% 6/25/32	1,888,000	1,591,968
Series 2022-K149 Class A2, 3.53% 8/25/32	1,100,000	965,427
Series 2022-K750 Class A2, 3% 9/25/29	9,881,000	8,816,856
Series 2023-154 Class A2, 4.35% 1/25/33	520,000	484,805
Series 2023-155 Class A2, 4.25% 4/25/33	350,000	323,464
Series 2023-157 Class A2, 4.2% 5/25/33	400,000	368,015
Series 2023-158 Class A2, 4.05% 7/25/33	1,040,000	944,371
Series 2023-K-153 Class A2, 3.82% 12/25/32	2,050,000	1,834,251
Series 2023-K751 Class A2, 4.412% 3/25/30	500,000	478,058
Series 2022 K748 Class A2, 2.26% 1/25/29	1,700,000	1,473,175
Series K047 Class A2, 3.329% 5/25/25	2,827,416	2,731,010
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3965% 9/15/31 (b)(c)(d)	1,276,254	1,259,626
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3975% 10/15/36 (b)(c)(d)	3,667,747	3,492,789
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5975% 10/15/36 (b)(c)(d)	544,915	508,150
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9975% 10/15/36 (b)(c)(d)	449,243	418,076
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	178,110	169,050
Series 2017-GS6 Class A2, 3.164% 5/10/50	285,776	261,972
Series 2018-GS10:
Class A4, 3.89% 7/10/51	600,000	548,677
Class A5, 4.155% 7/10/51	300,000	271,839
Class AAB, 4.106% 7/10/51	188,866	180,979
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8206% 8/15/39 (b)(c)(d)	6,086,000	6,093,626
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9287% 4/15/37 (b)(c)(d)	1,439,036	1,323,510
JPMBB Commercial Mortgage Securities Trust Series 2013-C17 Class A/S, 4.4584% 1/15/47	4,667,521	4,487,809
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	2,385,373	2,291,330
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	277,000	247,915
Class CFX, 4.9498% 7/5/33 (b)	505,398	404,318
Class DFX, 5.3503% 7/5/33 (b)	715,868	544,060
Class EFX, 5.5423% 7/5/33 (b)(c)	870,282	626,603
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6274% 5/15/39 (b)(c)(d)	5,702,564	5,599,483
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1261% 5/15/39 (b)(c)(d)	4,064,838	3,978,123
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4253% 5/15/39 (b)(c)(d)	2,311,651	2,247,876
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8741% 5/15/39 (b)(c)(d)	2,054,528	1,947,545
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1465% 3/15/38 (b)(c)(d)	3,052,860	2,991,489
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3265% 3/15/38 (b)(c)(d)	982,134	958,689
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5465% 3/15/38 (b)(c)(d)	617,740	599,890
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8465% 3/15/38 (b)(c)(d)	859,367	831,296
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1965% 3/15/38 (b)(c)(d)	751,109	722,920
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.63% 8/15/33 (b)(c)(d)	1,961,058	1,534,038
Class C, CME Term SOFR 1 Month Index + 1.540% 6.88% 8/15/33 (b)(c)(d)	4,723,251	3,274,275
sequential payer:
Series 2017-HR2 Class A3, 3.33% 12/15/50	495,551	447,539
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,757,881	4,372,188
Series 2018-H4 Class A4, 4.31% 12/15/51	4,407,809	4,052,666
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	687,483	610,362
Class C, 3.283% 11/10/36 (b)(c)	659,666	568,654
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	2,402,749	2,098,446
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9315% 10/15/36 (b)(c)(d)	6,618,906	6,448,612
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.8916% 12/15/37 (b)(c)(d)(k)	257,834	257,031
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,609,044	1,608,077
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3322% 2/15/39 (b)(c)(d)	1,190,000	1,122,224
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9822% 2/15/39 (b)(c)(d)	619,000	578,494
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.023% 7/15/36 (b)(c)(d)	1,392,068	1,362,792
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1775% 11/15/38 (b)(c)(d)	6,562,244	6,438,719
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5265% 11/15/38 (b)(c)(d)	2,618,793	2,559,641
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7757% 11/15/38 (b)(c)(d)	1,626,457	1,587,169
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0249% 11/15/38 (b)(c)(d)	1,068,976	1,038,795
UBS Commercial Mortgage Trust sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	300,000	274,635
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,269,943	2,490,517
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	256,512	193,379
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6475% 5/15/31 (b)(c)(d)	2,496,000	2,392,064
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,900,655	1,819,001
Series 2018-C48 Class A5, 4.302% 1/15/52	1,574,228	1,450,372
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $273,229,914)		258,610,106

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	2,060,000	1,955,539
Series 2010-1, 6.63% 2/1/35	5,852,308	5,901,973
Series 2010-3:
6.725% 4/1/35	4,966,154	5,054,209
7.35% 7/1/35	2,695,714	2,807,846
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,110,000	4,340,832
TOTAL MUNICIPAL SECURITIES (Cost $23,845,622)		20,060,399

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	3,236,000	2,420,010
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	1,788,000	1,561,746
4.5% 4/22/60 (b)	1,363,000	1,043,990
State of Qatar 4.4% 4/16/50 (b)	4,036,000	3,281,873
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,044,865)		8,307,619

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	1,567,000	1,433,854
KeyBank NA 6.95% 2/1/28	800,000	774,604
Regions Bank 6.45% 6/26/37	4,383,000	4,079,188
TOTAL BANK NOTES (Cost $8,544,449)		6,287,646

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (l) (Cost $74,364,794)	804,955	66,167,268

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $112,501,422)	112,479,286	112,501,782

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 2.8625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	4,800,000	318,021

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 2.8625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	4,800,000	111,052

TOTAL PURCHASED SWAPTIONS (Cost $390,672)			429,073

TOTAL INVESTMENT IN SECURITIES - 113.6% (Cost $4,936,995,242)	4,341,037,667
NET OTHER ASSETS (LIABILITIES) - (13.6)%	(521,022,444)
NET ASSETS - 100.0%	3,820,015,223

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2.5% 10/1/53	(16,000,000)	(13,074,270)
3% 10/1/53	(6,100,000)	(5,169,419)
3% 10/1/53	(6,100,000)	(5,169,419)
3.5% 10/1/53	(1,600,000)	(1,401,686)

TOTAL GINNIE MAE		(24,814,794)

Uniform Mortgage Backed Securities
2% 10/1/53	(8,400,000)	(6,385,264)
2% 10/1/53	(5,825,000)	(4,427,877)
2% 10/1/53	(12,400,000)	(9,425,866)
2% 10/1/53	(9,300,000)	(7,069,400)
2% 10/1/53	(17,050,000)	(12,960,566)
2% 10/1/53	(17,050,000)	(12,960,566)
2% 10/1/53	(9,225,000)	(7,012,388)
2% 10/1/53	(5,825,000)	(4,427,877)
2% 10/1/53	(8,550,000)	(6,499,287)
2% 10/1/53	(17,000,000)	(12,922,559)
2% 10/1/53	(8,550,000)	(6,499,287)
2% 10/1/53	(10,500,000)	(7,981,580)
2.5% 10/1/53	(5,500,000)	(4,362,399)
2.5% 10/1/53	(13,600,000)	(10,787,024)
2.5% 10/1/53	(6,500,000)	(5,155,563)
2.5% 10/1/53	(8,300,000)	(6,583,257)
3% 10/1/53	(10,300,000)	(8,515,609)
3% 10/1/53	(11,500,000)	(9,507,719)
3.5% 10/1/53	(1,800,000)	(1,547,718)
4.5% 10/1/53	(1,150,000)	(1,056,068)
5% 10/1/38	(4,200,000)	(4,088,766)
5% 10/1/38	(1,700,000)	(1,654,977)
5% 10/1/53	(1,800,000)	(1,698,540)
5% 10/1/53	(1,300,000)	(1,226,723)
5% 10/1/53	(1,750,000)	(1,651,358)
5.5% 10/1/53	(4,250,000)	(4,107,893)
5.5% 10/1/53	(7,100,000)	(6,862,597)
5.5% 10/1/53	(3,650,000)	(3,527,955)
6.5% 10/1/53	(3,100,000)	(3,114,817)
6.5% 10/1/53	(2,500,000)	(2,511,950)
6.5% 10/1/53	(1,200,000)	(1,205,736)
6.5% 10/1/53	(1,100,000)	(1,105,258)
6.5% 10/1/53	(650,000)	(653,107)
6.5% 10/1/53	(3,000,000)	(3,014,339)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(182,511,890)

TOTAL TBA SALE COMMITMENTS (Proceeds $209,977,784)		(207,326,684)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675, expiring September 2033.	9/20/28	6,700,000	(320,614)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	6,700,000	(254,074)

TOTAL WRITTEN SWAPTIONS			(574,688)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	101	Dec 2023	20,473,805	(13,443)	(13,443)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	13	Dec 2023	1,542,938	(113,882)	(113,882)

TOTAL PURCHASED					(127,325)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	407	Dec 2023	43,981,438	756,873	756,873
CBOT 5-Year U.S. Treasury Note Contracts (United States)	273	Dec 2023	28,763,109	225,826	225,826
CBOT Long Term U.S. Treasury Bond Contracts (United States)	39	Dec 2023	4,437,469	240,616	240,616

TOTAL SOLD					1,223,315

TOTAL FUTURES CONTRACTS					1,095,990
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	530,000	10,413	(4,816)	5,597
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,110,000	21,809	(12,084)	9,725
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	42,242	(34,860)	7,382
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	230,000	53,967	(53,982)	(15)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	340,000	79,777	(77,157)	2,620
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	490,000	114,973	(131,065)	(16,092)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	130,000	30,503	(40,010)	(9,507)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	58,660	(72,991)	(14,331)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	460,000	107,934	(116,200)	(8,266)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	530,000	124,358	(136,298)	(11,940)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	58,660	(68,069)	(9,409)

TOTAL BUY PROTECTION							703,296	(747,532)	(44,236)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,840,000	(36,151)	42,272	6,121
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	(62,085)	74,659	12,574

TOTAL SELL PROTECTION							(98,236)	116,931	18,695
TOTAL CREDIT DEFAULT SWAPS							605,060	(630,601)	(25,541)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	3,370,000	(2,732)	0	(2,732)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	3,502,000	1,453	0	1,453
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	22,530,000	35,003	0	35,003
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2033	180,000	556	0	556
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	2,470,000	(7,265)	0	(7,265)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.25%	Annual	LCH	Dec 2053	1,880,000	8,211	0	8,211
TOTAL INTEREST RATE SWAPS							35,226	0	35,226

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $610,975,083 or 16.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $7,153,469.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,272,750.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,355,183.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	162,014,784	801,639,358	851,152,360	3,708,230	-	-	112,501,782	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,159,273,353	1,159,273,353	107,048	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	64,235,771	2,449,576	-	2,773,172	-	(518,079)	66,167,268	18.6%
Total	226,250,555	1,963,362,287	2,010,425,713	6,588,450	-	(518,079)	178,669,050

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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